Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALGER INSTITUTIONAL FUNDS
Entity Central Index Key	0000911415
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000122073 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class Z
Trading Symbol	ALZFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class Z / ALZFX)	$86	0.66%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class Z returned 59.65% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, Core Scientific Inc., Glaukos Corp. James Hardie Industries PLC, Eli Lilly and Co., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelleigence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class Z shares of the Fund. The graph assumes a $500,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class Z	59.65%	22.69%	20.97%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,531,660,993
Holdings Count | Holding	50	[1]
Advisory Fees Paid, Amount	$ 13,794,298
Investment Company Portfolio Turnover	134.46%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,531,660,993
Total number of portfolio holdings[1]	50
Portfolio turnover rate	134.46%
Total advisory fees paid	$13,794,298
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.8%
Financials	2.5%
Health Care	5.6%
Industrials	5.0%
Information Technology	53.1%
Materials	0.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Risks Change [Text Block]
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000179522 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class Y
Trading Symbol	ALGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class Y / ALGYX)	$79	0.61%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class Y returned 59.71% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, Core Scientific Inc., Glaukos Corp. James Hardie Industries PLC, Eli Lilly and Co., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelleigence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 2/28/17
Alger Focus Equity Fund Class Y	59.71%	22.73%	23.08%
Russell 1000 Growth Index	30.53%	19.24%	19.55%
S&P 500 Index	21.45%	17.64%	14.95%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,531,660,993
Holdings Count | Holding	50	[2]
Advisory Fees Paid, Amount	$ 13,794,298
Investment Company Portfolio Turnover	134.46%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,531,660,993
Total number of portfolio holdings[1]	50
Portfolio turnover rate	134.46%
Total advisory fees paid	$13,794,298
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.8%
Financials	2.5%
Health Care	5.6%
Industrials	5.0%
Information Technology	53.1%
Materials	0.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Risks Change [Text Block]
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000024998 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class I
Trading Symbol	ALGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class I / ALGRX)	$123	0.95%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class I returned 59.19% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, Core Scientific Inc., Glaukos Corp. James Hardie Industries PLC, Eli Lilly and Co., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelleigence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class I	59.19%	22.33%	20.63%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,531,660,993
Holdings Count | Holding	50	[3]
Advisory Fees Paid, Amount	$ 13,794,298
Investment Company Portfolio Turnover	134.46%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,531,660,993
Total number of portfolio holdings[1]	50
Portfolio turnover rate	134.46%
Total advisory fees paid	$13,794,298
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.8%
Financials	2.5%
Health Care	5.6%
Industrials	5.0%
Information Technology	53.1%
Materials	0.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Risks Change [Text Block]
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000122072 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class C
Trading Symbol	ALCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class C / ALCFX)	$224	1.74%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class C, excluding contingent deferred sales charges, returned 57.99% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, Core Scientific Inc., Glaukos Corp. James Hardie Industries PLC, Eli Lilly and Co., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelleigence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class C shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class C	56.99%	21.37%	19.85%
Alger Focus Equity Fund Class C—excluding contingent deferred sales charges	57.99%	21.37%	19.85%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,531,660,993
Holdings Count | Holding	50	[4]
Advisory Fees Paid, Amount	$ 13,794,298
Investment Company Portfolio Turnover	134.46%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,531,660,993
Total number of portfolio holdings[1]	50
Portfolio turnover rate	134.46%
Total advisory fees paid	$13,794,298
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.8%
Financials	2.5%
Health Care	5.6%
Industrials	5.0%
Information Technology	53.1%
Materials	0.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Risks Change [Text Block]
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000122071 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Focus Equity Fund
Class Name	Class A
Trading Symbol	ALAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Focus Equity Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Focus Equity Fund (Class A / ALAFX)	$128	0.99%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Focus Equity Fund Class A, excluding sales load, returned 59.12% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Nebius Group N.V., Talen Energy Corp., and Robinhood Markets, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, Core Scientific Inc., Glaukos Corp. James Hardie Industries PLC, Eli Lilly and Co., and Coherent Corp. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelleigence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class A shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Focus Equity Fund Class A	50.77%	20.98%	19.93%
Alger Focus Equity Fund Class A—excluding sales load	59.12%	22.29%	20.58%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 4,531,660,993
Holdings Count | Holding	50	[5]
Advisory Fees Paid, Amount	$ 13,794,298
Investment Company Portfolio Turnover	134.46%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$4,531,660,993
Total number of portfolio holdings[1]	50
Portfolio turnover rate	134.46%
Total advisory fees paid	$13,794,298
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	15.2%
Consumer Discretionary	13.8%
Financials	2.5%
Health Care	5.6%
Industrials	5.0%
Information Technology	53.1%
Materials	0.5%
Utilities	4.3%
Short-Term Investments and Other Net Assets	0.0%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Material Fund Change Risks Change [Text Block]
On August 1, 2025, the shareholders of the Fund approved a proposal to change the Fund from a diversified company to a non-diversified company and to eliminate the Fund’s related fundamental investment policy on diversification.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by February 28, 2026 at https://connect.rightprospectus.com/Alger or upon request at (800) 992-3863.

Updated Prospectus Phone Number	(800) 992-3863
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000025000 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Institutional Fund
Class Name	Class I
Trading Symbol	ALSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class I / ALSRX)	$145	1.39%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Institutional Fund Class I returned 8.51% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Institutional Fund Class I	8.51%	(1.52)%	8.26%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 79,602,139
Holdings Count | Holding	103	[6]
Advisory Fees Paid, Amount	$ 645,188
Investment Company Portfolio Turnover	38.55%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$79,602,139
Total number of portfolio holdings[1]	103
Portfolio turnover rate	38.55%
Total advisory fees paid	$645,188
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	0.9%
Consumer Discretionary	7.8%
Consumer Staples	2.1%
Financials	4.9%
Health Care	34.4%
Industrials	24.5%
Information Technology	24.8%
Materials	0.1%
Utilities	0.4%
Short-Term Investments and Other Net Assets	0.1%
100.0%
†	Based on net assets

C000025001 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Institutional Fund
Class Name	Class R
Trading Symbol	ASIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class R / ASIRX)	$193	1.86%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Institutional Fund Class R returned 8.02% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Small Cap Growth Institutional Fund Class R	8.02%	(1.97)%	7.76%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 79,602,139
Holdings Count | Holding	103	[7]
Advisory Fees Paid, Amount	$ 645,188
Investment Company Portfolio Turnover	38.55%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$79,602,139
Total number of portfolio holdings[1]	103
Portfolio turnover rate	38.55%
Total advisory fees paid	$645,188
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	0.9%
Consumer Discretionary	7.8%
Consumer Staples	2.1%
Financials	4.9%
Health Care	34.4%
Industrials	24.5%
Information Technology	24.8%
Materials	0.1%
Utilities	0.4%
Short-Term Investments and Other Net Assets	0.1%
100.0%
†	Based on net assets

C000172687 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Small Cap Growth Institutional Fund
Class Name	Class Z-2
Trading Symbol	AISZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Small Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Small Cap Growth Institutional Fund (Class Z-2 / AISZX)	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Small Cap Growth Institutional Fund Class Z-2 returned 8.87% for the fiscal twelve-month period ended October 31, 2025, compared to the 18.81% return of the Russell 2000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Health Care. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Consumer Staples and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Nebius Group N.V., Joby Aviation, Inc., Tutor Perini Corp., Guardant Health, Inc., and Astera Labs, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Information Technology and Financials sectors were the largest detractors from relative performance. Regarding individual positions, Impulse Dynamics PLC, RH, Vaxcyte, Inc., Portillo's, Inc., and Larimar Therapeutics, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intelligence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z-2 shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 8/1/16
Alger Small Cap Growth Institutional Fund Class Z-2	8.87%	(1.17)%	9.39%
Russell 2000 Growth Index	18.81%	8.94%	10.03%
S&P 500 Index	21.45%	17.64%	15.17%

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 79,602,139
Holdings Count | Holding	103	[8]
Advisory Fees Paid, Amount	$ 645,188
Investment Company Portfolio Turnover	38.55%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$79,602,139
Total number of portfolio holdings[1]	103
Portfolio turnover rate	38.55%
Total advisory fees paid	$645,188
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	0.9%
Consumer Discretionary	7.8%
Consumer Staples	2.1%
Financials	4.9%
Health Care	34.4%
Industrials	24.5%
Information Technology	24.8%
Materials	0.1%
Utilities	0.4%
Short-Term Investments and Other Net Assets	0.1%
100.0%
†	Based on net assets

C000174228 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Institutional Fund
Class Name	Class Z-2
Trading Symbol	ALMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class Z-2 / ALMZX)	$114	1.01%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Institutional Fund Class Z-2 returned 25.39% for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care sector was the largest detractor from relative performance. Regarding individual positions, Globant SA, Blue Owl Capital, Inc., Clearwater Analytics Holdings, Inc., Vaxcyte, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intellegence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z-2 shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 10/14/16
Alger Mid Cap Growth Institutional Fund Class Z-2	25.39%	8.05%	13.79%
Russell Midcap Growth Index	19.59%	11.17%	13.88%
S&P 500 Index	21.45%	17.64%	15.70%

Performance Inception Date	Oct. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 61,593,255
Holdings Count | Holding	67	[9]
Advisory Fees Paid, Amount	$ 445,697
Investment Company Portfolio Turnover	91.15%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$61,593,255
Total number of portfolio holdings[1]	67
Portfolio turnover rate	91.15%
Total advisory fees paid	$445,697
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	5.3%
Consumer Discretionary	11.0%
Consumer Staples	4.1%
Financials	9.0%
Health Care	12.0%
Industrials	23.7%
Information Technology	24.6%
Materials	0.8%
Real Estate	4.5%
Utilities	4.2%
Short-Term Investments and Other Net Assets	0.8%
100.0%
†	Based on net assets

C000025003 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Institutional Fund
Class Name	Class R
Trading Symbol	AGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class R / AGIRX)	$210	1.87%

Expenses Paid, Amount	$ 210
Expense Ratio, Percent	1.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Institutional Fund Class R returned 24.35% for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care sector was the largest detractor from relative performance. Regarding individual positions, Globant SA, Blue Owl Capital, Inc., Clearwater Analytics Holdings, Inc., Vaxcyte, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intellegence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Institutional Fund Class R	24.35%	7.13%	11.20%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 61,593,255
Holdings Count | Holding	67	[10]
Advisory Fees Paid, Amount	$ 445,697
Investment Company Portfolio Turnover	91.15%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$61,593,255
Total number of portfolio holdings[1]	67
Portfolio turnover rate	91.15%
Total advisory fees paid	$445,697
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	5.3%
Consumer Discretionary	11.0%
Consumer Staples	4.1%
Financials	9.0%
Health Care	12.0%
Industrials	23.7%
Information Technology	24.6%
Materials	0.8%
Real Estate	4.5%
Utilities	4.2%
Short-Term Investments and Other Net Assets	0.8%
100.0%
†	Based on net assets

C000025002 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap Growth Institutional Fund
Class Name	Class I
Trading Symbol	ALMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap Growth Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap Growth Institutional Fund (Class I / ALMRX)	$143	1.27%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap Growth Institutional Fund Class I returned 25.13% for the fiscal twelve-month period ended October 31, 2025, compared to the 19.59% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Information Technology and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Communication Services sectors were the largest contributors to relative performance. Regarding individual positions, Palantir Technologies Inc., AppLovin Corp., Cloudflare Inc., Robinhood Markets, Inc., and Talen Energy Corp. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care sector was the largest detractor from relative performance. Regarding individual positions, Globant SA, Blue Owl Capital, Inc., Clearwater Analytics Holdings, Inc., Vaxcyte, Inc., and Chipotle Mexican Grill, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intellegence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included GDP growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Mid Cap Growth Institutional Fund Class I	25.13%	7.68%	11.78%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 61,593,255
Holdings Count | Holding	67	[11]
Advisory Fees Paid, Amount	$ 445,697
Investment Company Portfolio Turnover	91.15%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$61,593,255
Total number of portfolio holdings[1]	67
Portfolio turnover rate	91.15%
Total advisory fees paid	$445,697
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	5.3%
Consumer Discretionary	11.0%
Consumer Staples	4.1%
Financials	9.0%
Health Care	12.0%
Industrials	23.7%
Information Technology	24.6%
Materials	0.8%
Real Estate	4.5%
Utilities	4.2%
Short-Term Investments and Other Net Assets	0.8%
100.0%
†	Based on net assets

C000025004 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class I
Trading Symbol	ALARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class I / ALARX)	$157	1.25%

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Institutional Fund Class I returned 51.23% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Microsoft Corp., Nebius Group N.V., and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc., James Hardie Industries PLC, and AbbVie, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intellegence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class I shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Institutional Fund Class I	51.23%	19.80%	18.29%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 3,345,106,602
Holdings Count | Holding	71	[12]
Advisory Fees Paid, Amount	$ 19,044,781
Investment Company Portfolio Turnover	77.42%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$3,345,106,602
Total number of portfolio holdings[1]	71
Portfolio turnover rate	77.42%
Total advisory fees paid	$19,044,781
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	13.4%
Consumer Discretionary	13.0%
Energy	0.4%
Financials	3.9%
Health Care	5.3%
Industrials	4.9%
Information Technology	54.0%
Materials	0.3%
Utilities	4.6%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets

C000025005 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class R
Trading Symbol	ACARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class R / ACARX)	$213	1.70%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Institutional Fund Class R returned 50.52% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Microsoft Corp., Nebius Group N.V., and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc., James Hardie Industries PLC, and AbbVie, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intellegence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed ten fiscal years of Class R shares of the Fund. The graph assumes a $10,000 initial investment at the beginning of the first annual period in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	10 Years
Alger Capital Appreciation Institutional Fund Class R	50.52%	19.27%	17.76%
Russell 1000 Growth Index	30.53%	19.24%	18.28%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 3,345,106,602
Holdings Count | Holding	71	[13]
Advisory Fees Paid, Amount	$ 19,044,781
Investment Company Portfolio Turnover	77.42%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$3,345,106,602
Total number of portfolio holdings[1]	71
Portfolio turnover rate	77.42%
Total advisory fees paid	$19,044,781
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	13.4%
Consumer Discretionary	13.0%
Energy	0.4%
Financials	3.9%
Health Care	5.3%
Industrials	4.9%
Information Technology	54.0%
Materials	0.3%
Utilities	4.6%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets

C000179523 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class Y
Trading Symbol	ACAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class Y / ACAYX)	$110	0.87%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Institutional Fund Class Y returned 51.79% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Microsoft Corp., Nebius Group N.V., and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc., James Hardie Industries PLC, and AbbVie, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intellegence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Y shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 2/28/17
Alger Capital Appreciation Institutional Fund Class Y	51.79%	20.27%	20.55%
Russell 1000 Growth Index	30.53%	19.24%	19.55%
S&P 500 Index	21.45%	17.64%	14.95%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 3,345,106,602
Holdings Count | Holding	71	[14]
Advisory Fees Paid, Amount	$ 19,044,781
Investment Company Portfolio Turnover	77.42%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$3,345,106,602
Total number of portfolio holdings[1]	71
Portfolio turnover rate	77.42%
Total advisory fees paid	$19,044,781
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	13.4%
Consumer Discretionary	13.0%
Energy	0.4%
Financials	3.9%
Health Care	5.3%
Industrials	4.9%
Information Technology	54.0%
Materials	0.3%
Utilities	4.6%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets

C000174229 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Capital Appreciation Institutional Fund
Class Name	Class Z-2
Trading Symbol	ACIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Capital Appreciation Institutional Fund (“Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.alger.com/fundliterature. You can also request a copy of the annual report by contacting us at (800) 992-3863.
Additional Information Phone Number	(800) 992-3863
Additional Information Website	www.alger.com/fundliterature
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class/Ticker)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Capital Appreciation Institutional Fund (Class Z-2 / ACIZX)	$111	0.88%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Capital Appreciation Institutional Fund Class Z-2 returned 51.76% for the fiscal twelve-month period ended October 31, 2025, compared to the 30.53% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Utilities and the largest sector underweight was Consumer Staples.
Contributors to Performance
The Information Technology and Utilities sectors were the largest contributors to relative performance. Regarding individual positions, AppLovin Corp., NVIDIA Corp., Microsoft Corp., Nebius Group N.V., and Broadcom Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Materials sector was the largest detractor from relative performance. Regarding individual positions, UnitedHealth Group Inc., United Airlines Holdings, Inc., Core Scientific Inc., James Hardie Industries PLC, and AbbVie, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Business & Technology Investment Surge	Positive	Robust investment in information technology ("IT") equipment and software—driven by artificial intellegence adoption and digital transformation—was a critical tailwind for U.S. economic activity. Excluding the IT-related investment sector, annualized GDP growth in the first half of 2025 was just 0.1%. With this investment sector included, growth reached 1.5%, helping the economy avoid a potential recession and supported equity valuations.
Federal Reserve Interest Rate Cuts	Positive	The Federal Reserve lowered interest rates 25 basis points in September and late October, totaling 50 basis points of cuts in 2025, as of October 31, 2025. This eased financial conditions and helped broaden market leadership beyond large cap stocks, with small-cap stocks getting relief from lower discount rates.
Aggressive Reciprocal Tariffs	Negative	In early April 2025, U.S. President Donald Trump announced aggressive “reciprocal” tariffs that were more severe than anticipated, triggering concerns of retaliatory trade actions, supply-chain cost pressure, and weaker global demand for U.S. exports. While subsequent adjustments were made, tariff uncertainty persisted throughout 2025.
Rising Economic Uncertainty	Negative	Economic uncertainty increasingly reflected consumer sentiment rather than broad spending trends. Confidence declined amid fears of tariff-driven inflation and signs of a softening labor market, which tempered expectations for future growth despite resilient headline U.S. consumption.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of Class Z-2 shares of the Fund. The graph assumes a $500,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF  $500,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of October 31, 2025)	1 Year	5 Years	Since Inception 10/14/16
Alger Capital Appreciation Institutional Fund Class Z-2	51.76%	20.22%	20.70%
Russell 1000 Growth Index	30.53%	19.24%	20.01%
S&P 500 Index	21.45%	17.64%	15.70%

Performance Inception Date	Oct. 14, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 3,345,106,602
Holdings Count | Holding	71	[15]
Advisory Fees Paid, Amount	$ 19,044,781
Investment Company Portfolio Turnover	77.42%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended October 31, 2025.
Fund net assets	$3,345,106,602
Total number of portfolio holdings[1]	71
Portfolio turnover rate	77.42%
Total advisory fees paid	$19,044,781
[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Equities
Communication Services	13.4%
Consumer Discretionary	13.0%
Energy	0.4%
Financials	3.9%
Health Care	5.3%
Industrials	4.9%
Information Technology	54.0%
Materials	0.3%
Utilities	4.6%
Short-Term Investments and Other Net Assets	0.2%
100.0%
†	Based on net assets

[1]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[2]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[3]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[4]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[5]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[6]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[7]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[8]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[9]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[10]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[11]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[12]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[13]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[14]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.
[15]	Number of portfolio holdings is calculated at the issuer level. Excludes Money Market Funds.